UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

SEMI-ANNUAL REPORT

MAY 31, 2023

NORTHERN INSTITUTIONAL FUNDS®

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	TREASURY PORTFOLIO
(Ticker Symbols:
Shares: NITXX,
Premier: NTPXX, Siebert
Williams Shank Shares: SWSXX)

14	U.S. GOVERNMENT PORTFOLIO
(Ticker Symbols:
Shares: BNGXX)

17	U.S. GOVERNMENT SELECT PORTFOLIO
(Ticker Symbols:
Shares: BGSXX,
Service: BSCXX, Siebert
Williams Shank Shares: WCGXX)

20	NOTES TO THE FINANCIAL STATEMENTS

27	FUND EXPENSES

29	APPROVAL OF MANAGEMENT AGREEMENT

36	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2023 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$6,269,201	$5,084,395	$8,830,727
Repurchase agreements, at cost, which approximates fair value	66,308,900	12,830,500	19,315,000
Cash	2,924,442	95,993	1,650,220
Interest income receivable	35,217	45,015	83,194
Receivable for securities sold	–	130,668	2,003
Receivable from investment adviser	100	–	799
Prepaid and other assets	197	68	216
Total Assets	75,538,057	18,186,639	29,882,159
LIABILITIES:
Payable for securities purchased	–	70,000	237,000
Distributions payable to shareholders	301,156	75,223	122,480
Payable to affiliates:
Management fees	7,989	3,582	4,495
Custody fees	1,147	206	517
Shareholder servicing fees	2,553	–	–
Transfer agent fees	1,778	467	733
Accrued Trustee fees	40	108	68
Accrued other liabilities	63	24	19
Total Liabilities	314,726	149,610	365,312
Net Assets	$75,223,331	$18,037,029	$29,516,847
ANALYSIS OF NET ASSETS:
Capital stock	$75,223,464	$18,037,127	$29,516,905
Distributable loss	(133)	(98)	(58)
Net Assets	$75,223,331	$18,037,029	$29,516,847
Net Assets:
Shares	$11,974,479	$18,037,029	$25,600,021
Service Shares	–	–	125,108
Premier Shares	61,399,252	–	–
Siebert Williams Shank Shares	1,849,600	–	3,791,718
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	11,974,453	18,037,094	25,600,095
Service Shares	–	–	125,109
Premier Shares	61,399,409	–	–
Siebert Williams Shank Shares	1,849,602	–	3,791,721
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	–	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares	1.00	–	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,475,086	$403,056	$567,113
Income from affiliates (Note 5)	43,253	4,469	38,844
Total Investment Income	1,518,339	407,525	605,957
EXPENSES:
Management fees	44,058	20,669	24,108
Custody fees	2,483	619	1,037
Transfer agent fees	5,084	1,348	2,009
Registration fees	34	24	43
Printing fees	21	8	13
Professional fees	152	69	94
Shareholder servicing fees	14,423	–	–
Trustee fees	343	94	152
Other	376	136	237
Total Expenses	66,974	22,967	27,693
Less expenses voluntarily reimbursed by investment adviser	–	–	(4,018)
Less expenses contractually reimbursed by investment adviser	(1,148)	(264)	(651)
Less custodian credits	–	(95)	–
Net Expenses	65,826	22,608	23,024
Net Investment Income	1,452,513	384,917	582,933
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(69)	(1)	10
Net Gains (Losses)	(69)	(1)	10
Net Increase in Net Assets Resulting from Operations	$1,452,444	$384,916	$582,943

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2023, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2022

					U.S.
			U.S.		GOVERNMENT
	TREASURY		GOVERNMENT		SELECT
	PORTFOLIO		PORTFOLIO		PORTFOLIO
Amounts in thousands	2023	2022	2023	2022	2023	2022
OPERATIONS:
Net investment income	$1,452,513	$736,963	$384,917	$183,790	$582,933	$314,300
Net realized gains (losses)	(69)	(26)	(1)	(2)	10	4
Net Increase in Net Assets Resulting from Operations	1,452,444	736,937	384,916	183,788	582,943	314,304
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	3,367,088	(10,225,112)	(1,182,572)	(3,664,296)	1,417,155	(18,776,333)
Net decrease in net assets resulting from Service Shares transactions	–	–	–	–	(2,111)	(86,032)
Net increase (decrease) in net assets resulting from Premier Shares transactions	3,474,399	(11,242,577)	–	–	–	–
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	1,298,810	550,791	–	–	1,598,325	(10,008,424)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,140,297	(20,916,898)	(1,182,572)	(3,664,296)	3,013,369	(28,870,789)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(201,149)	(108,878)	(384,907)	(183,998)	(527,170)	(288,349)
Total Distributions to Shares Shareholders	(201,149)	(108,878)	(384,907)	(183,998)	(527,170)	(288,349)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–	(3,368)	(1,077)
Total Distributions to Service Shares Shareholders	–	–	–	–	(3,368)	(1,077)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(1,232,035)	(623,926)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(1,232,035)	(623,926)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(19,329)	(5,324)	–	–	(52,399)	(25,394)
Total Distributions to Siebert Williams Shank Shares Shareholders	(19,329)	(5,324)	–	–	(52,399)	(25,394)
Total Increase (Decrease) in Net Assets	8,140,228	(20,918,089)	(1,182,563)	(3,664,506)	3,013,375	(28,871,305)
NET ASSETS:
Beginning of period	67,083,103	88,001,192	19,219,592	22,884,098	26,503,472	55,374,777
End of period	$75,223,331	$67,083,103	$18,037,029	$19,219,592	$29,516,847	$26,503,472

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2023	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02 (1)	0.01		–	(2)	0.01		0.02		0.02
Net realized gains (losses)(2)	–	–		–		–		–		–
Total from Investment Operations	0.02	0.01		–		0.01		0.02		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		–	(2)	(0.01)		(0.02)		(0.02)
From net realized gains	–	–		–		–		–	(2)	–	(2)
Total Distributions Paid	(0.02)	(0.01)		–		(0.01)		(0.02)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	2.17%	1.07	%(4)	0.01	%(5)	0.54	%(6)	2.17%		1.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$11,974,479	$8,607,403		$18,832,670		$25,932,036		$12,929,215		$4,231,663
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	0.15%	0.13%		0.07%		0.15%		0.15	%(8)	0.15	%(8)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%		0.16%		0.16%		0.16%		0.16%
Net investment income, net of waivers, reimbursements and credits	4.35%	0.71%		0.01%		0.35%		2.09	%(8)	1.46	%(8)
Net investment income (loss), before waivers, reimbursements and credits	4.35%	0.69%		(0.08)%		0.34%		2.08%		1.45%

(1)

The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $17,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TREASURY PORTFOLIO				PREMIER
Selected per share data	2023	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	(1)	–	(2)	–	(2)	0.02		0.02
Net realized gains (losses)(2)	–	–		–		–		–		–
Total from Investment Operations	0.02	0.01		–		–		0.02		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		–	(2)	–	(2)	(0.02)		(0.02)
From net realized gains	–	–		–		–		–	(2)	–	(2)
Total Distributions Paid	(0.02)	(0.01)		–		–		(0.02)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	2.14%	1.03	%(1),(4)	0.01	%(5)	0.50	%(6)	2.12%		1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$61,399,252	$57,924,909		$69,168,522		$55,021,850		$38,631,700		$34,048,992
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	0.20%	0.17%		0.07%		0.20%		0.20	%(8)	0.20	%(8)
Expenses, before waivers, reimbursements and credits	0.20%	0.20%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.27%	0.95%		0.01%		0.41%		2.11	%(8)	1.57	%(8)
Net investment income (loss), before waivers, reimbursements and credits	4.27%	0.92%		(0.13)%		0.40%		2.10%		1.56%

(1)	The Northern Trust Company reimbursed the Premier class of the Portfolio in the amount of approximately $87,000 and had no effect on the Portfolio’s total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01
Net realized gains (losses)(2)	–	–
Total from Investment Operations	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)
Total Distributions Paid	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	2.17%	1.07	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,849,600	$550,791
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.15%	0.16%
Net investment income, net of waivers, reimbursements and credits	4.35%	1.68%
Net investment income, before waivers, reimbursements and credits	4.35%	1.67%

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06%.

(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2023	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01		–	(1)	–	(1),(2)	0.02	0.02
Net realized gains (losses)(1)	–	–		–		–		–	–
Total from Investment Operations	0.02	0.01		–		–		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		–	(1)	–	(1)	(0.02)	(0.02)
Total Distributions Paid	(0.02)	(0.01)		–		–		(0.02)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(3)	2.14%	0.98	%(4)	0.02	%(5),(6)	0.49	%(7)	2.09%	1.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$18,037,029	$19,219,592		$22,884,098		$17,026,776		$15,138,062	$13,197,876
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits(9)	0.25%	0.20%		0.08%		0.24%		0.25%	0.25%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%		0.26%		0.26%		0.26%	0.26%
Net investment income, net of waivers, reimbursements and credits(9)	4.29%	0.88%		0.02	%(5)	0.41%		2.07%	1.53%
Net investment income (loss), before waivers, reimbursements and credits	4.28%	0.82%		(0.16	)%(5)	0.39%		2.06%	1.52%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(5)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2023		2022		2021		2020		2019	2018
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–		–	–
Total from Investment Operations	0.02		0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		–		– (1)	—	(1)
Total Distributions Paid	(0.02)		(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	2.17	%(3),(4)	1.00	%(5)	0.03	%(6)	0.53	%(7)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$25,600,021		$24,182,860		$42,959,633		$40,300,072		$25,891,894	$23,961,606
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.17%		0.12%		0.06%		0.18%		0.20%	0.20	%(9)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.34	%(3)	0.82%		0.03%		0.42%		2.10%	1.57	%(9)
Net investment income (loss), before waivers, reimbursements and credits	4.30	%(3)	0.73%		(0.12)%		0.39%		2.09%	1.56%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

During the six months ended May 31, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.33% and 4.29%, respectively.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,643,000. Total return excluding the voluntary reimbursement would have been 2.15% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2023		2022		2021		2020		2019	2018
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–		–	–
Total from Investment Operations	0.02		0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		–		– (1)	–	(1)
Total Distributions Paid	(0.02)		(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	2.17	%(3),(4)	1.00	%(5)	0.03	%(6)	0.53	%(7)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$125,108		$127,220		$213,254		$147,620		$143,163	$113,037
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.17%		0.12%		0.06%		0.18%		0.20%	0.20	%(9)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.31	%(3)	0.82%		0.03%		0.51%		2.06%	1.59	%(9)
Net investment income (loss), before waivers, reimbursements and credits	4.27	%(3)	0.73%		(0.12)%		0.48%		2.05%	1.58%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

During the six months ended May 31, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.30% and 4.26%, respectively.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $23,000. Total return excluding the voluntary reimbursement would have been 2.15% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2023		2022		2021		2020		2019	2018
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–		–	–
Total from Investment Operations	0.02		0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		–		– (1)	–	(1)
Total Distributions Paid	(0.02)		(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	2.17	%(3),(4)	1.00	%(5)	0.03	%(6)	0.53	%(7)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,791,718		$2,193,392		$12,201,890		$1,564,088		$455,839	$216,367
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.17%		0.10%		0.05%		0.18%		0.20%	0.20	%(9)
Expenses, before waivers, reimbursements and credits	0.21%		0.20%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.47	%(3)	0.42%		0.03%		0.25%		2.06%	1.54	%(9)
Net investment income (loss), before waivers, reimbursements and credits	4.43	%(3)	0.32%		(0.13)%		0.22%		2.05%	1.53%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

During the six months ended May 31, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.46% and 4.42%, respectively.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $352,000. Total return excluding the voluntary reimbursement would have been 2.15% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 8.3%

U.S. Treasury Bills – 1.3%
4.94%, 10/12/23 (1)	$500,000	$490,690
5.08%, 10/19/23 (1)	500,000	490,132
		980,822

U.S. Treasury Floating Rate Notes – 7.0%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.25%, 6/1/23 (2)	1,819,895	1,818,974

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 5.35%, 6/1/23 (2)	353,385	353,422

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/1/23 (2)	1,059,707	1,059,637

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.46%, 6/1/23 (2)	2,055,000	2,056,346
		5,288,379
Total U.S. Government Obligations
(Cost $6,269,201)		6,269,201

Investments, at Amortized Cost
( $6,269,201)		6,269,201
REPURCHASE AGREEMENTS – 88.2% (3)

Barclays Capital, Inc., dated 5/31/23, repurchase price $1,000,141, 5.07%, 6/1/23	1,000,000	1,000,000

Barclays Capital, Inc., dated 5/31/23, repurchase price $1,250,175, 5.05%, 6/1/23	1,250,000	1,250,000

Citigroup Global Markets, Inc., dated 5/31/23, repurchase price $264,937, 5.05%, 6/1/23	264,900	264,900

Federal Reserve Bank of New York, dated 5/31/23, repurchase price $58,802,247, 5.05%, 6/1/23	58,794,000	58,794,000

Fixed Income Clearing Corp., dated 5/31/23, repurchase price $250,035, 5.05%, 6/1/23	250,000	250,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 88.2%(3) continued

JPMorgan Securities LLC, dated 5/31/23, repurchase price $4,500,631, 5.05%, 6/1/23	$4,500,000	$4,500,000

RBC Dominion Securities, dated 5/31/23, repurchase price $250,035, 5.05%, 6/1/23	250,000	250,000
		66,308,900
Total Repurchase Agreements
(Cost $66,308,900)		66,308,900

Total Investments – 96.5%
(Cost $72,578,101)		72,578,101

Other Assets less Liabilities – 3.5%		2,645,230
NET ASSETS – 100.0%		$75,223,331

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of May 31, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	270,991	0.00%	8/31/2023
U.S. Treasury Bonds	3,223,484	0.63% – 6.00%	1/15/25 – 2/15/53

U.S. Treasury Notes	62,972,971	0.13% – 5.40%	7/31/23 – 2/15/33
Total	66,467,446

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

At May 31, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	8.3%
Repurchase Agreements	88.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2023 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments.These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$–	$72,578,101	$–	$72,578,101

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.1% (1)

Federal Farm Credit Bank – 8.0%

FFCB Discount Notes, 4.79%, 6/22/23 (2)	$35,000	$34,901
5.09%, 8/1/23 (2)	20,000	19,826
5.25%, 8/31/23 (2)	10,000	9,869
5.05%, 9/12/23 (2)	7,000	6,900
5.07%, 9/28/23 (2)	10,000	9,835
5.22%, 10/23/23 (2)	20,000	19,588

FFCB Notes, (Floating, U.S. SOFR + 0.02%), 5.08%, 6/1/23 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.03%), 5.09%, 6/1/23 (3)	55,000	54,998

(Floating, U.S. Federal Funds + 0.02%), 5.10%, 6/1/23 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.04%), 5.10%, 6/1/23 (3)	235,000	235,001

(Floating, U.S. SOFR + 0.05%), 5.11%, 6/1/23 (3)	290,000	290,000

(Floating, U.S. SOFR + 0.06%), 5.12%, 6/1/23 (3)	40,000	40,000

(Floating, U.S. SOFR + 0.07%), 5.13%, 6/1/23 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.14%), 5.20%, 6/1/23 (3)	160,000	160,000

(Floating, U.S. Federal Funds + 0.12%), 5.20%, 6/1/23 (3)	65,000	65,000

(Floating, U.S. Federal Funds + 0.13%), 5.21%, 6/1/23 (3)	120,000	119,979

(Floating, U.S. SOFR + 0.15%), 5.21%, 6/1/23 (3)	105,000	105,000

(Floating, U.S. SOFR + 0.16%), 5.22%, 6/1/23 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.17%), 5.25%, 6/2/23 (3)	45,000	45,000
		1,435,897

Federal Home Loan Bank – 18.1%

FHLB Bonds, 5.40%, 3/27/24	60,000	60,000
5.54%, 4/24/24	25,000	25,000
5.33%, 4/26/24	45,000	45,000
5.35%, 4/26/24	55,000	55,000
5.27%, 5/3/24	180,000	180,000
5.30%, 5/17/24	165,000	165,000
5.37%, 5/21/24	25,000	25,000
5.33%, 5/24/24	30,000	30,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.1% (1) continued

Federal Home Loan Bank – 18.1% continued
5.40%, 5/30/24	$100,000	$100,000
5.31%, 6/14/24	60,000	60,000
5.44%, 6/21/24	25,000	25,000
5.60%, 6/26/24	78,000	78,000

FHLB Discount Notes, 4.91%, 6/12/23 (2)	305,000	304,543
4.85%, 6/14/23 (2)	145,000	144,747
4.90%, 8/11/23 (2)	80,000	79,213
4.99%, 8/23/23 (2)	50,000	49,429
5.01%, 8/30/23 (2)	210,000	207,394
5.03%, 9/1/23 (2)	105,000	103,661
5.23%, 9/22/23 (2)	50,000	49,184
5.25%, 10/20/23 (2)	50,000	48,986

FHLB Notes, (Floating, U.S. SOFR + 0.08%), 5.14%, 6/1/23 (3)	710,000	710,000

(Floating, U.S. SOFR + 0.11%), 5.17%, 6/1/23 (3)	210,000	210,000

(Floating, U.S. SOFR + 0.12%), 5.18%, 6/1/23 (3)	510,000	510,000
		3,265,157
Total U.S. Government Agencies
(Cost $4,701,054)		4,701,054

U.S. GOVERNMENT OBLIGATIONS – 2.1%

U.S. Treasury Floating Rate Notes – 2.1%
(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.25%, 6/1/23 (3)	55,000	54,962
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 5.35%, 6/1/23 (3)	98,380	98,380

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/1/23 (3)	230,000	229,999
		383,341
Total U.S. Government Obligations
(Cost $383,341)		383,341

Investments, at Amortized Cost
($5,084,395)		5,084,395

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 71.1% (4)

Bank of America N.A., dated 5/31/23, repurchase price $400,056, 5.06%, 6/1/23	$400,000	$400,000

Bank of America Securities LLC, dated 5/31/23, repurchase price $300,042, 5.05%, 6/1/23	300,000	300,000

Barclays Capital, Inc., dated 5/31/23, repurchase price $1,300,182, 5.05%, 6/1/23	1,300,000	1,300,000

Citigroup Global Markets, Inc., dated 5/31/23, repurchase price $1,508,711, 5.05%, 6/1/23	1,508,500	1,508,500

Federal Reserve Bank of New York, dated 5/31/23, repurchase price $5,472,768, 5.05%, 6/1/23	5,472,000	5,472,000

Goldman Sachs & Co., dated 5/31/23, repurchase price $1,500,211, 5.06%, 6/1/23	1,500,000	1,500,000

JPMorgan Securities LLC, dated 5/31/23, repurchase price $602,601, 5.07%, 6/7/23	600,000	600,000

JPMorgan Securities LLC, dated 5/31/23, repurchase price $750,105, 5.05%, 6/1/23	750,000	750,000

Royal Bank of Canada, dated 5/31/23, repurchase price $1,011,753, 5.09%, 6/6/23	1,000,000	1,000,000
		12,830,500
Total Repurchase Agreements
(Cost $12,830,500)		12,830,500

Total Investments – 99.3%
(Cost $17,914,895)		17,914,895

Other Assets less Liabilities – 0.7%		122,134
NET ASSETS – 100.0%		$18,037,029

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$79,642	0.00% – 5.50%	9/20/23 –7/15/36
FHLMC	$791,289	2.00% – 7.50%	2/1/29 – 5/1/53
FNMA	$476,152	1.50% – 7.50%	11/1/23 – 6/1/53
GNMA	$1,079,751	2.50% – 7.00%	3/15/29 – 4/20/63
U.S. Treasury Bills	$301,407	0.00%	6/27/23 – 8/31/23
U.S. Treasury Bonds	$661,914	2.13% –3.88%	4/15/29 – 5/15/47

U.S. Treasury Notes	$9,611,071	0.13% – 5.57%	8/15/23 – 5/31/30
Total	$13,001,226

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	26.1%
U.S. Government Obligations	2.1%
Repurchase Agreements	71.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	MAY 31, 2023 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$–	$17,914,895	$–	$17,914,895

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	MAY 31, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.7% (1)

Federal Farm Credit Bank – 8.2%

FFCB Discount Notes, 4.79%, 6/22/23 (2)	$55,000	$54,845
5.09%, 8/1/23 (2)	32,000	31,722
5.07%, 8/29/23 (2)	65,000	64,197
5.25%, 8/31/23 (2)	15,000	14,804
5.05%, 9/12/23 (2)	8,000	7,886
5.07%, 9/28/23 (2)	13,000	12,785
5.22%, 10/23/23 (2)	35,000	34,279

FFCB Notes, (Floating, U.S. SOFR + 0.02%), 5.08%, 6/1/23 (3)	105,000	104,999

(Floating, U.S. Federal Funds + 0.01%), 5.09%, 6/1/23 (3)	300,000	299,988

(Floating, U.S. SOFR + 0.03%), 5.09%, 6/1/23 (3)	35,000	34,998

(Floating, U.S. SOFR + 0.04%), 5.10%, 6/1/23 (3)	290,000	290,000

(Floating, U.S. Federal Funds + 0.02%), 5.10%, 6/1/23 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.05%), 5.11%, 6/1/23 (3)	180,000	180,000

(Floating, U.S. SOFR + 0.06%), 5.12%, 6/1/23 (3)	21,000	21,000

(Floating, U.S. SOFR + 0.07%), 5.13%, 6/1/23 (3)	175,000	175,000

(Floating, U.S. SOFR + 0.14%), 5.20%, 6/1/23 (3)	235,000	235,000

(Floating, U.S. Federal Funds + 0.12%), 5.20%, 6/1/23 (3)	95,000	95,000

(Floating, U.S. Federal Funds + 0.13%), 5.21%, 6/1/23 (3)	190,000	189,963

(Floating, U.S. SOFR + 0.15%), 5.21%, 6/1/23 (3)	165,000	165,000

(Floating, U.S. SOFR + 0.16%), 5.22%, 6/1/23 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.32%), 5.38%, 6/1/23 (3)	97,000	97,006

(Floating, U.S. SOFR + 0.17%), 5.25%, 6/2/23 (3)	142,000	142,000
		2,400,472

Federal Home Loan Bank – 18.5%

FHLB Bonds, 5.40%, 3/27/24	100,000	100,000
5.54%, 4/24/24	45,000	45,000
5.33%, 4/26/24	60,000	60,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.7% (1) continued

Federal Home Loan Bank – 18.5% continued
5.35%, 4/26/24	$75,000	$75,000
5.27%, 5/3/24	290,000	290,000
5.30%, 5/17/24	200,000	200,000
5.37%, 5/21/24	95,000	95,000
5.33%, 5/24/24	60,000	60,000
5.40%, 5/30/24	75,000	75,000
5.31%, 6/14/24	200,000	200,000
5.44%, 6/21/24	95,000	95,000
5.60%, 6/26/24	129,000	129,000

FHLB Discount Notes, 4.91%, 6/12/23 (2)	500,000	499,251
4.85%, 6/14/23 (2)	220,000	219,615
4.90%, 8/11/23 (2)	130,000	128,721
4.99%, 8/23/23 (2)	80,000	79,087
5.01%, 8/30/23 (2)	305,000	301,215
5.03%, 9/1/23 (2)	160,000	157,959
5.07%, 9/1/23 (2)	44,000	43,439
5.23%, 9/22/23 (2)	80,000	78,694
5.25%, 10/20/23 (2)	80,000	78,378

FHLB Notes, (Floating, U.S. SOFR + 0.08%), 5.14%, 6/1/23 (3)	1,360,000	1,360,000

(Floating, U.S. SOFR + 0.11%), 5.17%, 6/1/23 (3)	315,000	315,000

(Floating, U.S. SOFR + 0.12%), 5.18%, 6/1/23 (3)	780,000	780,000
		5,465,359
Total U.S. Government Agencies
(Cost $7,865,831)		7,865,831

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 3.3%

U.S. Treasury Floating Rate Notes – 3.3%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 5.25%, 6/1/23 (3)	$160,000	$159,901

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/1/23 (3)	805,000	804,995
		964,896
Total U.S. Government Obligations
(Cost $964,896)		964,896

Investments, at Amortized Cost
($8,830,727)		8,830,727

REPURCHASE AGREEMENTS – 65.4% (4)

Bank of America N.A., dated 5/31/23, repurchase price $701,099, 5.06%, 6/1/23	701,000	701,000

Bank of America Securities LLC, dated 5/31/23, repurchase price $65,009, 5.05%, 6/1/23	65,000	65,000

Barclays Capital, Inc., dated 5/31/23, repurchase price $3,000,421, 5.05%, 6/1/23	3,000,000	3,000,000

Barclays Capital, Inc., dated 5/31/23, repurchase price $600,084, 5.06%, 6/1/23	600,000	600,000

Citigroup Global Markets, Inc., dated 5/31/23, repurchase price $246,035, 5.05%, 6/1/23	246,000	246,000

Federal Reserve Bank of New York, dated 5/31/23, repurchase price $9,954,396, 5.05%, 6/1/23	9,953,000	9,953,000

JPMorgan Securities LLC, dated 5/31/23, repurchase price $1,150,161, 5.05%, 6/1/23	1,150,000	1,150,000

JPMorgan Securities LLC, dated 5/31/23, repurchase price $1,506,502, 5.07%, 6/7/23	1,500,000	1,500,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 65.4% (4) continued

Royal Bank of Canada, dated 5/31/23, repurchase price $1,871,743, 5.09%, 6/1/23	$1,850,000	$1,850,000

TD Securities (USA) LLC, dated 5/31/23, repurchase price $250,035, 5.06%, 6/1/23	250,000	250,000
		19,315,000
Total Repurchase Agreements
(Cost $19,315,000)		19,315,000

Total Investments – 95.4%
(Cost $28,145,727)		28,145,727

Other Assets less Liabilities – 4.6%		1,371,120
NET ASSETS – 100.0%		$29,516,847

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$ 199,092	0.00% – 2.84%	8/18/23 – 1/27/42
FHLMC	$1,047,927	0.00% – 7.00%	3/15/28 – 6/1/53
FNMA	$1,950,650	0.00% – 8.50%	8/1/23 – 3/1/61
GNMA	$1,419,187	1.50% – 8.50%	4/20/26 – 9/15/63
U.S. Treasury Bills	$19,980	0.00%	9/7/23
U.S. Treasury Bonds	$1,614,866	1.13% – 7.50%	8/15/23 – 5/15/51

U.S. Treasury Notes	$13,287,724	0.13% – 5.57%	7/31/23 – 7/15/32
Total	$19,539,426

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2023 (UNAUDITED)

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2023, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	26.7%
U.S. Government Obligations	3.3%
Repurchase Agreements	65.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$–	$28,145,727	$–	$28,145,727

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2023, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Treasury Portfolio are authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) determination of each class of each Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Portfolio investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used on behalf of a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Each Portfolio has entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2023.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2023 (UNAUDITED)

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2023.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2023, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Barclays	$2,250,000	$(2,250,000)	$–
	Citigroup	264,900	(264,900)	–
	Federal Reserve Bank of New York	58,794,000	(58,794,000)	–
	Fixed Income Clearing Corp.	250,000	(250,000)	–
	JPMorgan	4,500,000	(4,500,000)	–
	RBC Dominion Securities	250,000	(250,000)	–
	Total	$66,308,900	$(66,308,900)	$–
U.S. Government	Bank of America N.A.	$400,000	$(400,000)	$–
	Bank of America Securities LLC	300,000	(300,000)	–
	Barclays	1,300,000	(1,300,000)	–
	Citigroup	1,508,500	(1,508,500)	–
	Federal Reserve Bank of New York	5,472,000	(5,472,000)	–
	Goldman Sachs	1,500,000	(1,500,000)	–
	JPMorgan	1,350,000	(1,350,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$12,830,500	$(12,830,500)	$–
U.S. Government Select	Bank of America N.A.	$701,000	$(701,000)	$–
	Bank of America Securities LLC	65,000	(65,000)	–
	Barclays	3,600,000	(3,600,000)	–
	Citigroup	246,000	(246,000)	–
	Federal Reserve Bank of New York	9,953,000	(9,953,000)	–
	JPMorgan	2,650,000	(2,650,000)	–

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Royal Bank of Canada	$ 1,850,000	$ (1,850,000)	$–
	TD Securities	250,000	(250,000)	–
	Total	$19,315,000	$(19,315,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$1,095	$(1,095)
U.S. Government	149	(149)

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
U.S. Government Select	$493		$(493)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the U.S. Government Select Portfolio as of November 30, 2022.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Treasury	$(26)	$–
U.S. Government	(2)	–

At November 30, 2022, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$171,395	$–
U.S. Government	47,900	–
U.S. Government Select	68,709	4

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2023 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$567,356	$78
U.S. Government	136,095	–
U.S. Government Select	247,490	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$7,876	$–
U.S. Government	3,422	–
U.S. Government Select	12,021	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2022, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 14, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 13, 2023, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2023. There were no outstanding loan amounts at May 31, 2023.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (excluding acquired fund fees and expenses, service fees, the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed the expense limitations set forth below. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reim-bursement receivables at May 31, 2023 were approximately $100,000 and $50,000 for the Treasury and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

At May 31, 2023, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2024 without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

During the six months ended May 31, 2023, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2023 was approximately $749,000 for the U.S. Gov-ernment Select Portfolio and is included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. This arrangement has been eliminated effective May 1, 2023 for the U.S. Government and U.S. Government Select Portfolios. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2023, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2023 (UNAUDITED)

During the six months ended May 31, 2023, the Treasury Portfolio received reimbursements from Northern Trust of approximately $17,000 in connection with an error. The reimbursement is included in Net investment income in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights. The cash contribution represents less than $0.01 per share and had no effect on the Portfolio’s total return.

6. INVESTMENT TRANSACTIONS

At May 31, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$72,578,101
U.S. Government	–	–	–	17,914,895
U.S. Government Select	–	–	–	28,145,727

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$ 28,406,386	$58,957	$ (25,098,255)	$ 3,367,088
U.S. Government	112,534,254	343	(113,717,169)	(1,182,572)
U.S. Government Select	134,905,619	16,083	(133,504,547)	1,417,155

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$ 115,914,886	$42,922	$(126,182,920)	$(10,225,112)
U.S. Government	240,363,779	420	(244,028,495)	(3,664,296)
U.S. Government Select	323,506,780	7,131	(342,290,244)	(18,776,333)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$337,623	$1,572	$(341,306)	$(2,111)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$447,158	$110	$(533,300)	$(86,032)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$318,790,513	$—	$(315,316,114)	$3,474,399

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$662,856,899	$—	$(674,099,476)	$(11,242,577)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the six months ended May 31, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$ 2,548,113	$15,473	$ (1,264,776)	$1,298,810
U.S. Government Select	11,849,260	26,557	(10,277,492)	1,598,325

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2023 (UNAUDITED)

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$ 5,825,614	$3,053	$ (5,277,876)	$ 550,791
U.S. Government Select	36,403,593	8,817	(46,420,834)	(10,008,424)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”) to provide temporary, optional expedients related to the accounting for contract modifications and hedging transactions as a result of the global markets’ anticipated transition away from the use of London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.

In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2023 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2022 through May 31, 2023.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2022 - 5/31/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID* 12/1/2022- 5/31/2023
Actual	0.15%	$1,000.00	$1,021.70	$0.76
Hypothetical (5%
return before
expenses)	0.15%	$1,000.00	$1,024.18	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,021.40	$1.01
Hypothetical (5%
return before
expenses)	0.20%	$1,000.00	$1,023.93	$1.01
SIEBERT WILLIAMS SHANK SHARES
Actual	0.15%	$1,000.00	$1,021.70	$0.76
Hypothetical (5%
return before
expenses)	0.15%	$1,000.00	$1,024.18	$0.76

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID* 12/1/2022- 5/31/2023
Actual	0.25%	$1,000.00	$1,021.40	$1.26
Hypothetical (5%
return before
expenses)	0.25%	$1,000.00	$1,023.68	$1.26

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are equal to the Portfolios’ annualized expense ratio for the period December 1, 2022 through May 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2023 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID* 12/1/2022- 5/31/2023
Actual	0.17%	$1,000.00	$1,021.70	$0.86
Hypothetical (5%
return before
expenses)	0.17%	$1,000.00	$1,024.08	$0.86
SERVICE SHARES
Actual	0.17%	$1,000.00	$1,021.70	$0.86
Hypothetical (5%
return before
expenses)	0.17%	$1,000.00	$1,024.08	$0.86
SIEBERT WILLIAMS SHANK SHARES
Actual	0.17%	$1,000.00	$1,021.70	$0.86
Hypothetical (5%
return before
expenses)	0.17%	$1,000.00	$1,024.08	$0.86

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are equal to the Portfolios’ annualized expense ratio for the period December 1, 2022 through May 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2023 (UNAUDITED)

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) for an additional one-year period.

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”) and an executive session of the Independent Trustees held via videoconference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolios’ investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Portfolios, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolios; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolios; and (g) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolios, including Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolios; (vii) information about purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Portfolios with the funds included in their respective Performance Universes, Expense Groups and Expense Universes. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Portfolios together and with respect to each Portfolio separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolios, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Portfolio and the composition of each Portfolio’s assets, including the day-to-day portfolio

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

management of each Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by each Portfolio, what portion of each Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolios, noting enhancements to such stress testing over the past year. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolios. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Fund’s compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolios, and the quality of Northern’s communications with, and services to, shareholders of the Portfolios. The Trustees reviewed the administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day custodial, transfer agency and fund account operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolios to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that each Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolios. The Trustees also considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolios and their shareholders.

Performance

The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objective. The Trustees also took into account the changing interest rate environment in which the Portfolios had been and were operating and any actions taken by Northern with respect to the Portfolios to prevent negative yields this year and in past years. The Trustees received information on the Portfolios’ investment performance for one-, two-, three-, four-, five- and ten-years ended January 31, 2023, as well as performance for the month, quarter and year-to-date ended January 31, 2023. The Trustees compared the investment performance of each Portfolio to its respective Performance Universe. The Portfolios were ranked by the data provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks.

The Trustees noted the following regarding each Portfolio’s performance relative to its Performance Universe:

Treasury Portfolio – Performance of the Treasury Portfolio Shares Class with respect to its Performance Universe was in the third quintile for the one-year period, second quintile for the three-year period, and first quintile for the five-year period ended January 31, 2023. Performance of the Treasury Portfolio Premier Class was in the fourth quintile for the one-year period, third quintile for the three-year period, and second quintile for the five-year period ended January 31, 2023, compared to its Performance Universe.

U.S. Government Portfolio – Performance of the U.S. Government Portfolio in comparison to its Performance Universe was in the fourth quintile for the one-year period, and third quintile for the three- and five- year periods ended January 31, 2023.

U.S. Government Select Portfolio – Performance of the U.S. Government Select Portfolio in comparison to its Performance Universe was in the fourth quintile for the one-year period, third quintile for the three-year period, and second quintile for the five-year period ended January 31, 2023.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2023 (UNAUDITED)

The Trustees considered Northern’s discussion of the Portfolios’ performance and reviewed the consistency of Northern’s investment strategy for each Portfolio. The Trustees reviewed Northern’s processes to address performance issues including changes implemented by Northern to resolve performance issues. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to the Portfolios that were underperforming. The Trustees further noted the enhancements implemented by Northern over the past year with respect to monitoring performance and various portfolio metrics relative to peers.

The Trustees concluded that based on the information received, that each Portfolio’s performance was generally satisfactory, noting the resources that Northern dedicated to improving the Portfolios’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated each Portfolio’s contractual and actual management fee rates (after fee waivers and expense reimbursements, if any); each Portfolio’s total operating expense ratios; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses for each of the Portfolios in the past year to avoid negative yield. In addition, the Trustees considered actions taken in past years to reduce Portfolio expenses.

The Trustees reviewed information on the management fee rates paid by each Portfolio under the Management Agreement and each Portfolio’s total operating expense ratios compared to each Portfolio’s respective Expense Group and Expense Universe. The Trustees noted that the management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Board considered that comparative fee and expense data is based upon information taken from each Portfolio’s Expense Group and Expense Universe’s most recent annual report available to the Data Provider, which reflects historical asset levels and differing levels of fee waivers across varying fiscal years that may be quite different from those currently existing, particularly in a period of market volatility or rising interest rates. While recognizing such inherent limitation, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.

The Trustees considered that for all of the Portfolios, the total operating expense ratios after reimbursement of expenses were above their respective Expense Universe medians. The Trustees also noted the following:

Treasury Portfolio – The Treasury Portfolio’s actual management fee for all classes was at its Expense Group median and below its Expense Universe median, and its total expense ratio after reimbursement of expenses was in the fourth quintile of its Expense Group, and third quintile of its Expense Universe with respect to the Shares class. The total expense ratio after reimbursement of expenses of the Premier Shares class was in the fifth quintile of its Expense Group and third quintile in its Expense Universe.

U.S. Government Portfolio - The U.S. Government Portfolio’s actual management fee was above its Expense Group and Expense Universe medians, and its total expense ratio after reimbursement of expenses was in the fifth quintile of its peer Expense Group and fourth quintile of its Expense Universe.

U.S. Government Select Portfolio - The U.S. Government Select Portfolio’s actual management fee was above its Expense Group and Expense Universe medians, and its total expense ratio after reimbursement of expenses was in the fifth quintile of its peer Expense Group and third quintile of its Expense Universe.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. The Trustees also considered that money market funds, including the Portfolios, were waiving fees prior to interest rate increases in March 2022, and that because the Data Provider uses fiscal year-end annual report expense data, funds with fiscal year-ends later in the calendar year, such as the Portfolios, had lower levels of fee waivers relative to other peer money market funds with fiscal year-ends earlier in the calendar year. Therefore, the Trustees noted, the Portfolios appeared to have higher fees when compared to their respective peers with earlier fiscal year-ends as presented in the information provided by the Data Provider. The Trustees also considered the fees charged by Northern to other similarly managed funds and client accounts where applicable, including Northern’s explanations of differences among such funds and accounts where relevant. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Portfolio under the Management Agreement was fair and reasonable in light of the services provided.

In addition, the Trustees considered the amount of assets in each Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis, both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolios’ profitability report presentations from prior years.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2023 (UNAUDITED)

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. The Trustees also considered the voluntary fee waivers and/or expense reimbursements made by Northern to the Portfolios to prevent negative yields during the past two fiscal years ended November 30, 2021 and November 30, 2022. They considered the nature of the Portfolios and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for each Portfolio. They agreed that breakpoints were not necessary with respect to the Portfolios at this time based on the level of management fees and the contractual expense reimbursements.

Based on the foregoing, the Trustees determined that each Portfolio’s current management fee structure was reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees considered that many of the Portfolios’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Portfolio.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/institutional as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO

SEMI-ANNUAL REPORT

MAY 31, 2023

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2023 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$438,380
Repurchase agreements, at cost, which approximates fair value	1,314,000
Cash	56,094
Interest income receivable	2,993
Receivable from investment adviser	177
Prepaid and other assets	12
Total Assets	1,811,656
LIABILITIES:
Payable for securities purchased	5,000
Distributions payable to shareholders	7,063
Payable to affiliates:
Management fees	138
Custody fees	17
Transfer agent fees	40
Accrued Trustee fees	12
Accrued other liabilities	46
Total Liabilities	12,316
Net Assets	$1,799,340
ANALYSIS OF NET ASSETS:
Capital stock	$1,799,714
Distributable loss	(374)
Net Assets	$1,799,340
Total Shares Outstanding (no par value, unlimited shares authorized)	1,799,713
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$33,361
Income from affiliates (Note 5)	535
Total Investment Income	33,896
EXPENSES:
Management fees	732
Custody fees	57
Transfer agent fees	110
Printing fees	4
Professional fees	39
Trustee fees	6
Other	16
Total Expenses	964
Less expenses voluntarily reimbursed by investment adviser (Note 4)	(229)
Less expenses contractually reimbursed by investment adviser	(735)
Net Expenses	–
Net Investment Income	33,896
Net Increase in Net Assets Resulting from Operations	$33,896

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2023, (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2022

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2023	2022
OPERATIONS:
Net investment income	$33,896	$19,639
Net realized losses	–	(363)
Net Increase in Net Assets Resulting from Operations	33,896	19,276
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	401,727	328,671
Net Increase in Net Assets Resulting from Capital Share Transactions	401,727	328,671
DISTRIBUTIONS PAID:
Distributable earnings	(33,896)	(19,653)
Total Distributions Paid	(33,896)	(19,653)
Total Increase in Net Assets	401,727	328,294
NET ASSETS:
Beginning of period	1,397,613	1,069,319
End of period	$1,799,340	$1,397,613

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2023		2022		2021		2020	2019	2018
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.01		–	(1)	0.01	0.02	0.02
Net realized gains (losses)(1)	–		–		–		–	–	–
Total from Investment Operations	0.02		0.01		–		0.01	0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		(0.01)		–	(1)	(0.01)	(0.02)	(0.02)
Total Distributions Paid	(0.02)		(0.01)		–		(0.01)	(0.02)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(2)	2.32	%(3)	1.31	%(4)	0.04	%(5),(6)	0.65%	2.27%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,799,340		$1,397,613		$1,069,319		$807,843	$796,197	$769,479
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	–%		0.02%		0.03%		0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%		0.13%		0.14%		0.14%	0.15%	0.14%
Net investment income, net of waivers, reimbursements and credits	4.62%		1.39%		0.04	%(5)	0.70%	2.28%	1.72%
Net investment income (loss), before waivers, reimbursements and credits	4.49%		1.28%		(0.07	)%(5)	0.59%	2.16%	1.61%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $229,000. Total return excluding the voluntary reimbursement would have been 2.30% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(5)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.
(7)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.2% (1)

Federal Farm Credit Bank – 7.9%

FFCB Discount Notes, 5.09%, 8/1/23(2)	$2,000	$1,983

5.25%, 8/31/23(2)	1,000	987

FFCB Notes,

(Floating, U.S. SOFR + 0.02%), 5.08%, 6/1/23(3)	10,000	10,000

(Floating, U.S. SOFR + 0.03%), 5.09%, 6/1/23(3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.02%), 5.10%, 6/1/23(3)	10,000	10,000

(Floating, U.S. SOFR + 0.04%), 5.10%, 6/1/23(3)	40,000	39,996

(Floating, U.S. SOFR + 0.05%), 5.11%, 6/1/23(3)	20,000	20,000

(Floating, U.S. SOFR + 0.06%), 5.12%, 6/1/23(3)	15,000	15,000

(Floating, U.S. SOFR + 0.08%), 5.14%, 6/1/23(3)	20,000	19,999

(Floating, U.S. SOFR + 0.09%), 5.15%, 6/1/23(3)	10,000	10,000

(Floating, U.S. Federal Funds + 0.12%), 5.20%, 6/1/23(3)	5,000	5,000

(Floating, U.S. SOFR + 0.32%), 5.38%, 6/1/23(3)	4,000	4,000
		141,965

Federal Home Loan Bank – 14.3%

FHLB Bonds, 5.30%, 5/17/24	20,000	20,000

5.37%, 5/21/24	10,000	10,000

5.33%, 5/24/24	10,000	10,000

5.40%, 5/30/24	5,000	5,000

5.31%, 6/14/24	5,000	5,000

5.44%, 6/21/24	5,000	5,000

5.60%, 6/26/24	7,000	7,000

FHLB Discount Notes, 4.85%, 6/14/23(2)	10,000	9,982

4.90%, 8/11/23(2)	5,000	4,951

4.99%, 8/23/23(2)	25,000	24,715

5.23%, 9/22/23(2)	5,000	4,918

5.25%, 10/20/23(2)	5,000	4,899

FHLB Notes,

(Floating, U.S. SOFR + 0.07%), 5.13%, 6/1/23(3)	15,000	15,000

(Floating, U.S. SOFR + 0.08%), 5.14%, 6/1/23(3)	85,000	85,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES — 22.2% (1) continued

Federal Home Loan Bank – 14.3% continued

(Floating, U.S. SOFR + 0.11%), 5.17%, 6/1/23(3)	$10,000	$10,000

(Floating, U.S. SOFR + 0.12%), 5.18%, 6/1/23(3)	35,000	35,000
		256,465
Total U.S. Government Agencies
(Cost $398,430)		398,430

U.S. GOVERNMENT OBLIGATIONS – 2.2%

U.S. Treasury Floating Rate Notes – 1.1%

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 5.36%, 6/1/23(3)	10,000	9,994

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.46%, 6/1/23(3)	10,000	10,000
		19,994

U.S. Treasury Notes – 1.1%
0.13%, 6/30/23	20,000	19,956
Total U.S. Government Obligations
(Cost $39,950)		39,950

Investments, at Amortized Cost
( $438,380)		438,380

REPURCHASE AGREEMENTS – 73.0% (4)

Bank of America N.A., dated 5/31/23, repurchase price $374,053, 5.06%, 6/1/23	374,000	374,000

Barclays Capital, Inc., dated 5/31/23, repurchase price $180,025, 5.05%, 6/1/23	180,000	180,000

Canadian Imperial Bank of Commerce, dated 5/31/23, repurchase price $50,197, 5.06%, 6/1/23	50,000	50,000

Citigroup Global Markets, Inc., dated 5/31/23, repurchase price $186,026, 5.05%, 6/1/23 186,000		186,000

JPMorgan Securities LLC, dated 5/31/23, repurchase price $374,052, 5.05%, 6/1/23	374,000	374,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2023 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 73.0% (4) continued

Royal Bank of Canada, dated 5/31/23, repurchase price $50,197, 5.06%, 6/1/23	$50,000	$50,000

Societe Generale S.A., dated 5/31/23, repurchase price $100,014, 5.05%, 6/1/23	100,000	100,000
		1,314,000
Total Repurchase Agreements
(Cost $1,314,000)		1,314,000

Total Investments – 97.4%
(Cost $1,752,380)		1,752,380

Other Assets less Liabilities – 2.6%		46,960
NET ASSETS – 100.0%		$1,799,340

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$239,959	0.00% – 6.50%	8/1/28 – 6/1/53
FNMA	$159,144	2.00% – 7.00%	10/1/25 – 1/1/58
GNMA	$525,022	3.00% – 8.00%	10/20/30 –10/15/61
U.S. Treasury Notes	$424,702	0.38% – 5.54%	11/30/23 – 8/15/32
Total	$1,348,827

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2023, the security types for the Portfolio were:

SECURITY TYPE(1)	% OF NET ASSETS
U.S. Government Agencies	22.2%
U.S. Government Obligations	2.2%
Repurchase Agreements	73.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2023:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$–	$1,752,380	$–	$1,752,380

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2023, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) determination of each class of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 P.M. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Portfolio investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used on behalf of a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2023.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2023 (UNAUDITED)

accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2023.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2023, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America N.A.	$374,000	$(374,000)	$–
	Barclays	180,000	(180,000)	–
	Canadian Imperial Bank	50,000	(50,000)	–
	Citigroup	186,000	(186,000)	–
	JPMorgan	374,000	(374,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale	100,000	(100,000)	–
	Total	$1,314,000	$(1,314,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$2	$(2)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Liquid Assets	$(363)	$ –

At November 30, 2022, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$4,494	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,196	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$408	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 14, 2022, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 13, 2023, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2023. There were no outstanding loan amounts at May 31, 2023.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio excluding acquired fund fees and expenses, service fees, the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, and extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2023 was approximately $134,000 and is shown as part of Receivable from investment adviser in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

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LIQUID ASSETS PORTFOLIO

MAY 31, 2023 (UNAUDITED)

The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2024 without the approval of the board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the six months ended May 31, 2023, NTI voluntarily reimbursed additional expenses for the Portfolio. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statement of Operations. The voluntary expense reimbursement receivable at May 31, 2023 was approximately $43,000 for the Portfolio and is included as part of Receivable from investment adviser in the Statement of Assets and Liabilities.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2023, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2023 (UNAUDITED)

6. INVESTMENT TRANSACTIONS

At May 31, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$1,752,380

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2023, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$9,480,178	$–	$(9,078,451)	$401,727

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$18,600,633	$–	$(18,271,962)	$328,671

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”) to provide temporary, optional expedients related to the accounting for contract modifications and hedging transactions as a result of the global markets’ anticipated transition away from the use of London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.

In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2023 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2022 through May 31, 2023.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2022 - 5/31/2023 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID* 12/1/2022- 5/31/2023
Actual	0.00%	$1,000.00	$1,023.20	$0.00
Hypothetical (5% return before expenses)	0.00%	$1,000.00	$1,024.93	$0.00

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2023. Expenses are equal to the Portfolio’s annualized expense ratio for the period December 1, 2022 through May 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT

At an in-person meeting held on May 17-18, 2023 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Liquid Assets Portfolio (the “Portfolio”) for an additional one-year period.

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on March 1-2, 2023 (the “March Meeting”) and an executive session of the Independent Trustees held via videoconference on April 13, 2023 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the March and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolio’s investment performance over different time periods, including in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers)

of the Portfolio, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolio; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolio; and (g) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolio, including Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolio; (vii) information about purchases and redemptions of the Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Portfolio with the funds included in its Performance Universe, Expense Group and Expense Universe. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolio, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of the Portfolio and the composition of the Portfolio’s assets, including the day-to-day portfolio management of the Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for the Portfolio; (ii) determining what investments or

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2023 (UNAUDITED)

securities will be purchased, retained or sold by the Portfolio, what portion of the Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of the Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolio, noting enhancements to such stress testing over the past year. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolio. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Portfolio’s compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to the Portfolio’s service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolio, and the quality of Northern’s communications with, and services to, shareholders of the Portfolio. The Trustees reviewed the administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day custodial, transfer agency and fund account operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolio to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that the Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolio. The Trustees also considered the strong financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolio and its shareholders.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objective. The Trustees also took into account the changing interest rate environment in which the Portfolio had been and was operating and any actions taken by Northern with respect to the Portfolio to prevent negative yields this year and in past years. The Trustees received information on the Portfolio’s investment performance for one-, two-, three-, four-, five- and ten-years ended January 31, 2023, as well as performance for the month, quarter and year-to-date ended January 31, 2023. They compared the investment performance of the Portfolio to its Performance Universe. The Portfolio was ranked by the data provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark.

The Trustees noted that the performance of the Portfolio was in the first quintile for the one-, three, and five-year periods ended January 31, 2023 relative to its Performance Universe.

The Trustees considered Northern’s discussion of the Portfolio’s performance and reviewed the consistency of Northern’s investment strategy for the Portfolio. The Trustees reviewed Northern’s processes to address performance issues, including changes implemented by Northern to resolve performance issues. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating the Portfolio’s performance. The Trustees further noted the enhancements implemented by Northern over the past year with respect to monitoring performance and various portfolio metrics relative to peers. The Trustees concluded that based on the information received, that the Portfolio’s performance was satisfactory, noting the resources that Northern dedicated to improving the Portfolio’s performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated the Portfolio’s contractual and actual management fee rates (after fee waivers and expense reimbursements, if any); the Portfolio’s total operating expense ratios; and Northern’s contractual commitments to limit annual fund operating expenses with respect to the Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses for the Portfolio in the past year to avoid negative yield. In addition, the Trustees considered actions taken in past years to reduce Portfolio expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued

The Trustees reviewed information on the management fee rates paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratios compared to the Portfolio’s Expense Group and Expense Universe. The Trustees noted that the management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Board considered that comparative fee and expense data is based upon information taken from the Portfolio’s Expense Group and Expense Universe’s most recent annual report available to the Data Provider, which reflects historical asset levels and differing levels of fee waivers across varying fiscal years that may be quite different from those currently existing, particularly in a period of market volatility or rising interest rates. While recognizing such inherent limitation and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.

The Trustees considered that the Portfolio’s total operating expense ratio after reimbursement of expenses was below its Expense Group and Expense Universe medians and was in the first quintile of its Expense Group and Expense Universe. The Trustees also considered that the Portfolio’s actual management fee was below its Expense Group and Expense Universe medians, noting that Northern had waived its entire management fee.

The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had reimbursed expenses and/or waived fees for the Portfolio. The Trustees also considered that money market funds, including the Portfolio, were waiving fees prior to interest rate increases in March 2022, and that because the Data Provider uses fiscal year-end annual report expense data, funds with fiscal year-ends later in the calendar year, such as the Portfolio, had lower levels of fee waivers relative to other peer money market funds with fiscal year-ends earlier in the calendar year. Therefore, the Trustees noted, the Portfolio appeared to have higher fees when compared to its peers with earlier fiscal year-ends, as presented in the information provided by the Data Provider. The Trustees also considered the fees charged by Northern to other similarly managed funds and client accounts where applicable including Northern’s explanations of differences among such funds and accounts where relevant. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by the Portfolio under the Management Agreement was fair and reasonable in light of the services provided.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio basis and on an overall Trust basis, both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolio’s profitability report presentations from prior years.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. The Trustees also considered the voluntary fee waivers and/or expense reimbursements made by Northern to the Portfolio to prevent negative yields during the past two fiscal years ended November 30, 2021 and November 30, 2022. They considered the nature of the Portfolio and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio was sharing in economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for the Portfolio. They agreed that breakpoints were not necessary with respect to the Portfolio at this time based on the level of management fees and the contractual expense reimbursements.

Based on the foregoing, the Trustees determined that the Portfolio’s current management fee structure was reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

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MAY 31, 2023 (UNAUDITED)

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of the Portfolio.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/liquid-assets-portfolio as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.

©2023 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: August 3, 2023

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 3, 2023